Note 16 - Commitments and Contingencies (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 15, 2013
Note 16 - Commitments and Contingencies (Details) [Line Items]
Contractual Obligation			$ 1,000,000
Operating Leases, Rent Expense, Net			203,000	200,000
Other Noncash Expense	89,325	476,258	485,072	34,504	236,000
Loss Contingency, Estimate of Possible Loss			946,438			946,438
Number of Home Order Commitment by a Customer			600
Number of Actual Solar Power Systems for New Homes Ordered by a Customer			234
Loss Contingency Accrual	946,438
Discontinued Operations [Member]
Note 16 - Commitments and Contingencies (Details) [Line Items]
Operating Leases, Rent Expense			90,000	265,000
Operating Leases, Rent Expense, Sublease Rentals			$ 23,000	$ 41,000